DEAN WITTER TAX-EXEMPT SECURITIES TRUST               Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1997              New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Tax-Exempt Securities Trust for the six-month period ended June 30, 1997.

A consumer-led acceleration in economic activity in late 1996 carried into the first quarter of 1997. This contributed to a rise in interest rates between December 1996 and April 1997. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible increase in the rate of inflation. The bond market recognized that additional rate hikes by the central bank were possible, but began to rally when short-term interest rates remained unchanged in May.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of U.S. Treasury yields, but with less volatility. Long-term insured revenue bond yields rose from 5.45 percent at the end of November 1996 to a high of 5.85 percent in mid April 1997 before declining to 5.50 percent in June.


[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

                           BOND YIELDS 1994-1997

                                                            INSURED MUNICPAL
                  30-YEAR               30-YEAR               REVENUE AS A
              INSURED MUNICPAL        U.S TREASURY            PERCENTAGE OF
                REVENUE YIELDS           YIELDS           U.S. TREASURY YIELDS
Dec '93           5.45                  6.35                    0.8586
                  5.29                  6.24                    0.8481
                  5.64                  6.66                    0.8468
                  6.19                  7.09                    0.8728
                  6.24                  7.31                    0.8540
                  6.23                  7.43                    0.8387
Jun '94           6.31                  7.61                    0.8293
                  6.15                  7.40                    0.8314
                  6.17                  7.45                    0.8280
                  6.42                  7.82                    0.8212
                  6.66                  7.97                    0.8356
                  6.99                  8.00                    0.8738
Dec '94           6.65                  7.88                    0.8438
                  6.42                  7.70                    0.8340
                  6.12                  7.44                    0.8222
                  6.07                  7.43                    0.8167
                  6.05                  7.34                    0.8245
                  5.84                  6.65                    0.8784
Jun '95           6.00                  6.62                    0.9066
                  5.99                  6.85                    0.8750
                  5.98                  6.65                    0.8997
                  5.97                  6.50                    0.9184
                  5.79                  6.33                    0.9150
                  5.61                  6.13                    0.9151
Dec '95           5.49                  5.95                    0.9230
                  5.42                  6.03                    0.8989
                  5.55                  6.47                    0.8577
                  5.89                  6.67                    0.8835
                  5.94                  6.91                    0.8601
                  5.99                  6.99                    0.8571
Jun '96           5.86                  6.87                    0.8529
                  5.77                  6.97                    0.8278
                  5.82                  7.12                    0.8176
                  5.71                  6.92                    0.8248
                  5.60                  6.64                    0.8431
                  5.45                  6.35                    0.8583
Dec '96           5.56                  6.64                    0.8372
                  5.63                  6.79                    0.8293
                  5.53                  6.80                    0.8129
                  5.83                  7.10                    0.8216
                  5.74                  6.96                    0.8251
                  5.58                  6.91                    0.8081
Jun '97           5.49                  6.78                    0.8092

Source: Bloomberg L.P.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS June 30, 1997, continued


[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]


LARGEST SECTORS AS OF JUNE 30, 1997
(% OF NET ASSETS)

GENERAL OBLICATION      13%
TRANSPORTATION          13%
REFUNDED	        12%
ELECTRIC                11%
SHORT-TERM               8%
WATER & SEWER            8%
HOSPITAL                 7%
ALL OTHERS		19%
MORTGAGE                 9%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



CREDIT RATINGS AS OF JUNE 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA              54%
Aa or AA                19%
A or A                  14%
Baa or BBB               8%
Ba or BB                 2%
NR                       3%

AS MEASURED BY MOODY'S INVESTORS SERVICE INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.







CALL STRUCTURE AS OF JUNE 30, 1997                    WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                      CALL PROTECTION: 7 YEARS

1997               4.7%
1998               4.1%
1999               3.9%
2000               4.4%
2001               9.2%
2002              10.4%
2003              14.8%
2004               5.9%
2005              10.2%
2006               9.7%
2007+             22.7%

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS June 30, 1997, continued


The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in June 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively less attractive. The annual range of the ratio has averaged between 80 percent and 92 percent over the past three years.


Relative to last year, new-issue municipal volume was ahead only two percent for the first six months of 1997. Estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.


PERFORMANCE


Dean Witter Tax-Exempt Securities Trust's total return for the six-month period ended June 30, 1997 was 2.79 percent. The Fund's net asset value increased slightly from $11.77 to $11.78 per share. Tax-free dividends totaling $0.32 per share and taxable capital gains distributions of $0.004 per share were paid during the period. Tax free dividends continued to be the major component of total return. The Fund's net assets exceeded $1.1 billion.

PORTFOLIO STRUCTURE

The Fund's cash and short-term investment position during the first half of 1997 increased from 6 percent to 8 percent of net assets. Refunded bonds added another 12 percent to the defensive position of the portfolio. Portfolio sales involved market-sensitive discount and current-coupon issues. The average maturity of the portfolio was 16 years. The distribution of bond call dates produced an average call protection of 7 years.

Investments were diversified among 13 long-term sectors and 98 credits. The portfolio has consistently maintained high quality, with over 70 percent of its long-term holdings rated double "A" or better. Holdings in the electric revenue sector reflect the portfolio's ability to respond to changing credit conditions. With municipal electric utilities facing the increasingly competitive pressures of deregulation, approximately 75 percent of the electric credits are enhanced with bond insurance.

LOOKING AHEAD

Since the election-year collapse of flat-tax proposals, municipal bonds have outperformed U.S. Treasury securities. Tax-free yields are currently somewhat less attractive in their historical relationship with Treasury yields. However, the long-term benefits of tax-exempt income remain intact and have fostered demand for municipal bonds.

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. Existing shares were designated Class D. This conversion occurred on July 28, 1997. A revised prospectus, which includes complete details regarding this change, was mailed with your June 1997 statement.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS June 30, 1997, continued


We appreciate your ongoing support of Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo


CHARLES A. FIUMEFREDDO
Chairman of the Board

Dean Witter Tax-Exempt Securities Trust
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER DISCOVER & CO.:



     For .................................................  59,538,943
     Against .............................................   1,406,853
     Abstain .............................................   4,117,748


(2) ELECTION OF TRUSTEES:

Michael Bozic                         John R. Haire                         Michael E. Nugent
For ...................  62,490,343   For ...................  62,438,859   For ...................  62,561,434
Withheld ..............   2,573,201   Withheld ..............   2,624,685   Withheld ..............   2,502,110

Charles A. Fiumefreddo                Wayne E. Hedien                       Philip J. Purcell
For ...................  62,515,027   For ...................  62,529,775   For ...................  62,565,915
Withheld ..............   2,548,517   Withheld ..............   2,533,769   Withheld ..............   2,497,629

Edwin J. Garn                         Dr. Manuel H. Johnson                 John L. Schroeder
For ...................  62,461,015   For ...................  62,567,181   For ...................  62,480,562
Withheld ..............   2,602,529   Withheld ..............   2,496,363   Withheld ..............   2,582,982



(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:


        For ..............................................  57,095,092
        Against ..........................................   2,662,961
        Abstain ..........................................   5,305,491

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

        For ..............................................  61,658,268
        Against ..........................................     529,660
        Abstain ..........................................   2,875,616

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (90.5%)
             General Obligation (13.2%)
             North Slope Borough, Alaska,
$ 5,000       Ser 1992 A Conv (MBIA) .........................................  5.90 %   06/30/03    $ 5,329,349
 15,000       Ser 1994 B (FSA) ...............................................  0.00     06/30/05     10,018,050
 18,500       Ser 1995 A (MBIA) ..............................................  0.00     06/30/06     11,696,070
 10,000       Ser 1996 B (MBIA) ..............................................  0.00     06/30/07      5,950,000
 10,000       Ser 1996 B (MBIA) ..............................................  0.00     06/30/06      6,322,200
  4,000      Connecticut, College Savings 1989 Ser A .........................  0.00     07/01/08      2,271,400
             Massachusetts,
 20,000       Refg 1996 Ser A (AMBAC) ........................................  6.00     11/01/10     21,583,600
  8,000       Refg 1993 Ser A ................................................  5.50     02/01/11      8,048,880
  4,000      Clark County, Nevada, Transportation Ser 1992 A (AMBAC) .........  6.50     06/01/17      4,527,400
             New York City, New York,
 10,000       1990 Ser D .....................................................  6.00     08/01/07     10,122,200
 10,000       1990 Ser D .....................................................  6.00     08/01/08     10,104,500
 15,000      North Carolina, 1997 Ser A ......................................  5.20     03/01/16     14,857,500
 10,000      Pennsylvania, First Ser 1995 (FGIC) .............................  5.50     05/01/12     10,129,600
  7,000      Shelby County, Tennessee, Refg 1995 Ser A .......................  5.625    04/01/14      7,108,080
 20,000      King County, Washington, Ltd Tax 1995 (MBIA) ....................  6.00     01/01/23     20,474,600
------------                                                                                        --------------
166,500                                                                                              148,543,429
------------                                                                                        --------------
             Educational Facilities Revenue (5.3%)
 10,000      Indiana University, Student Fee Ser K (MBIA) ....................  5.875    08/01/20     10,101,700
  7,000      Massachusetts Health & Educational Facilities Authority, Boston
              University Ser 1991 (MBIA) .....................................  6.66     10/01/31      7,527,170
 15,000      New Hampshire Higher Educational & Health Facilities Authority,
              Dartmouth College Ser 1993 .....................................  5.375    06/01/23     14,343,300
  2,000      New Jersey Development Authority, The Seeing Eye Inc 1991 .......  7.30     04/01/11      2,112,260
             New York State Dormitory Authority,
  5,000       State University Ser 1989 B ....................................  0.00     05/15/02      3,964,000
 20,000       State University Ser 1990 B ....................................  7.00     05/15/16     21,348,800
------------                                                                                        --------------
 59,000                                                                                               59,397,230
------------                                                                                        --------------
             Electric Revenue (10.9%)
 25,000      Salt River Project Agricultural Improvement & Power District,
              Arizona,
              Refg 1993 Ser C (Secondary MBIA) ...............................  5.50     01/01/10     25,963,000
 10,000      Sacramento Municipal Utility District, California, Refg 1994 Ser
              L (MBIA) .......................................................  5.75     01/01/15     10,181,500
 10,000      Municipal Electric Authority of Georgia, Fifth Crossover Ser
              (Secondary MBIA) ...............................................  6.50     01/01/17     11,303,400
  5,000      New York State Power Authority, General Purpose Ser CC ..........  5.25     01/01/18      4,770,600
 15,000      Puerto Rico Electric Power Authority, Power Ser O ...............  0.00     07/01/17      4,902,150
 15,000      South Carolina Public Service Authority, 1995 Refg Ser A
              (AMBAC) ........................................................  6.25     01/01/22     15,900,750

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE          VALUE
 -----------------------------------------------------------------------------------------------------------------
$ 24,000     San Antonio, Texas, Electric & Gas Refg Ser 1994 C .............. 4.70 %   02/01/06    $ 23,322,480
 10,000      Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)  .......  5.75     07/01/19     10,000,000
 15,000      Washington Public Power Supply System, Proj #2 Refg Ser 1994 A
              (Secondary MBIA) ...............................................  6.00     07/01/07     16,120,500
------------                                                                                        --------------
129,000                                                                                              122,464,380
------------                                                                                        --------------
             Hospital Revenue (6.5%)
 10,000      Birmingham -Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) .....  6.25     08/15/09     10,887,900
  3,000      Baxter County, Arkansas, Baxter County Regional Hospital Inc
              Impr & Refg Ser 1992 ...........................................  7.50     09/01/21      3,222,750
  1,500      Massachusetts Health & Educational Facilities Authority, Malden
              Hospital -  FHA Ins Mtge Ser A .................................  5.00     08/01/16      1,366,380
             Rochester, Minnesota,
  5,000       Mayo Foundation/Medical Center Ser 1992 I ......................  5.75     11/15/21      5,008,550
  3,700       Mayo Foundation/Medical Center Ser 1992 F ......................  6.25     11/15/21      3,902,760
 10,000      Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
              Christian Health Services Ser 1993 A ...........................  5.25     05/15/14      9,802,100
  6,000      New York State Medical Care Facilities Finance Agency, Presbyterian
              Hospital -FHA Ins Mtge 1984 Ser A Refg  ........................  5.25     08/15/14      5,744,760
 10,000      Charlotte-Mecklenburg County Hospital Authority, North Carolina,
              Ser 1992 .......................................................  6.00     01/01/22     10,172,000
  5,000      University of North Carolina, Hospitals at Chapel Hill Ser 1996 .  5.00     02/15/29      4,530,000
  4,000      Cuyahoga County, Ohio, The Cleveland Clinic Foundation Refg Ser
              1988 A .........................................................  8.00     12/01/15      4,115,200
  5,000      North Central Texas Health Facilities Development Corporation,
              University Medical Center Inc. Ser. 1997 (FSA)..................  5.45     04/01/15      4,920,250
 10,000      Fredericksburg Industrial Development Authority, Virginia, Medicorp
              Health Refg Ser 1996 (AMBAC) ...................................  5.25     06/15/16      9,605,400
------------                                                                                        --------------
 73,200                                                                                               73,278,050
------------                                                                                        --------------
             Industrial Development/Pollution Control Revenue (6.3%)
  1,450      Maryland Industrial Development Financing Authority, Medical
              Waste Assocs LP 1989 Ser (AMT) ................................   8.75     11/15/10      1,465,240
 17,000      Claiborne County, Mississippi, Middle South Energy Inc Ser C ....  9.875    12/01/14     18,504,500
 10,000      Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) ...  6.70     06/01/22     10,766,900
  5,000      Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) .  6.30     12/01/14      5,381,600
  5,000      Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) ......  7.50     12/01/29      5,393,550
 10,000      Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995 .............  6.00     11/01/14     10,089,500
  7,000      Matagorda County Navigation District #1, Texas, Central Power &
              Light Co Collateralized Ser 1984 A .............................  7.50     12/15/14      7,662,620
 10,000      Weston, Wisconsin, Wisconsin Public Service Corp Refg Ser 1993
              A ..............................................................  6.90     02/01/13     11,047,900
------------                                                                                        --------------
 65,450                                                                                               70,311,810
------------                                                                                        --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE          VALUE
 -----------------------------------------------------------------------------------------------------------------
             Mortgage Revenue -Multi-Family (2.3%)
$ 7,000      Michigan Housing Development Authority, Rental Ser A (Bifurcated
              FSA) ...........................................................  6.50 %   04/01/23     $ 7,265,020
  9,000      New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
              (AMBAC) ........................................................  6.05     11/01/20       9,199,890
             New York City Housing Development Corporation, New York,
  4,476       Ruppert Proj -FHA Ins Sec 223F .................................  6.50     11/15/18       4,634,438
  4,333       Stevenson Commons Proj -FHA Ins Sec 223F  ......................  6.50     05/15/18       4,459,101
------------                                                                                        --------------
 24,809                                                                                                25,558,449
------------                                                                                        --------------
             Mortgage Revenue -Single Family (6.5%)
  5,000      Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA) .........................................................  5.875    12/01/24       4,996,349
  2,440      California Housing Finance Agency, Home Cap Apprec 1983 Ser B ...  0.00     08/01/15         377,444
 12,100      Illinois Housing Development Authority, Residential 1991 Ser C
              (AMT) ..........................................................  6.875    02/01/18      12,594,406
  3,975      Missouri Housing Development Commission, Homeownership GNMA-FNMA
              1996 Ser C (AMT)  ..............................................  7.45     09/01/27       4,395,873
  6,000      Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
              (AMT) ..........................................................  7.631    09/10/30       6,341,880
  4,010      North Carolina Housing Finance Agency, Ser Q (AMT) ..............  8.00     03/01/18       4,269,367
  6,400      Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A (AMT) .......  6.903    03/01/31       6,696,640
 10,000      Pennsylvania Housing Finance Agency, Ser 1991-31 (AMT) ..........  7.00     10/01/23      10,481,400
             Tennessee Housing Development Agency,
 11,000       Mortgage Finance 1993 Ser A ....................................  5.95     07/01/28      11,069,520
  4,000       Mortgage Finance 1993 Ser A ....................................  5.90     07/01/18       4,025,320
  6,800      Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT) .......................................  7.097    10/25/22       7,154,008
------------                                                                                        --------------
 71,725                                                                                                72,402,207
------------                                                                                        --------------
             Public Facilities Revenue (2.0%)
  5,000      Palm Beach County, Florida, Criminal Justice Ser 1990 (FGIC) ....  6.00     06/01/13       5,090,550
  5,000      Michigan Building Authority, 1993 Refg Ser I (AMBAC) ............  5.30     10/01/16       4,801,400
  6,000      Saint Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT) .....................................  7.75     12/01/13       6,439,740
  5,000      Ohio Building Authority, Correctional 1985 Ser C BIGS ...........  9.75     10/01/05       6,593,200
------------                                                                                        --------------
 21,000                                                                                                22,924,890
------------                                                                                        --------------
             Resource Recovery Revenue (3.8%)
             Connecticut Resources Recovery Authority,
  9,000       American REF-FUEL Co of Southeastern Connecticut 1988 Ser A  ...  8.00     11/15/15       9,643,680
  4,950       Bridgeport RESCO Ser A .........................................  7.625    01/01/09       5,113,895
  7,000      Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992 ............................  6.30     12/01/06       7,397,390
 10,000      Northeast Maryland Waste Disposal Authority, Montgomery County
              Ser 1993 A (AMT) ...............................................  6.30     07/01/16      10,284,300

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE          VALUE
 -----------------------------------------------------------------------------------------------------------------
 $ 5,000     Onondaga County Resource Recovery Agency, New York, 1992 Ser
              (AMT) ..........................................................  6.875%   05/01/06    $ 5,248,400
  5,000      Fairfax County Economic Development Authority, Virginia, Ogden
              Martin Systems of Fairfax Inc Ser 1998 A (AMT)  ................  7.75     02/01/11      5,344,600
------------                                                                                        --------------
 40,950                                                                                               43,032,265
------------                                                                                        --------------
             Transportation Facilities Revenue (12.8%)
  8,965      Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser
              1993 A .........................................................  6.00     10/01/13      9,056,891
             Atlanta, Georgia,
  5,000       Airport Refg Ser 1996 (AMBAC) ..................................  6.00     01/01/07      5,409,900
 10,000       Airport Ser 1990 (AMT) .........................................  6.25     01/01/21     10,337,600
  8,100      Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
              Refg Ser K .....................................................  7.25     07/01/10      8,486,451
  5,000      Hawaii, Airports Second Ser 1991 (AMT) ..........................  7.00     07/01/18      5,361,600
             Kentucky Turnpike Authority,
  9,000       Economic Development Road Refg Ser 1995 (AMBAC) ................  6.50     07/01/08     10,148,130
 30,000       Resource Recovery Road 1987 Ser A ..............................  5.00     07/01/08     29,650,201
 11,000      New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..........  6.25     01/01/14     11,696,850
  6,595      Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (AMBAC) ....  6.375    07/01/15      6,992,876
 20,000      Ohio Turnpike Commission, 1996 Ser A (MBIA) .....................  5.50     02/15/26     19,715,000
  5,000      Pennsylvania Turnpike Commission, Ser L of 1991 (MBIA) ..........  6.00     06/01/15      5,132,200
 10,000      Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.50     07/01/15      9,921,000
  8,000      Texas Turnpike Authority, Dallas North Tollway Refg Ser 1997
              (FGIC) .........................................................  5.25     01/01/23      7,632,640
  4,000      Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ..  5.625    05/15/13      4,013,600
------------                                                                                        --------------
140,660                                                                                              143,554,939
------------                                                                                        --------------
             Water & Sewer Revenue (8.2%)
 10,000      Birmingham Water Works & Sewer Board, Alabama, Ser 1994 .........  5.50     01/01/20      9,785,400
 10,000      Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water
              Ser 1994 .......................................................  5.45     07/01/19      9,911,400
 10,000      California Department of Water Resources, Central Valley Refg
              Ser L ..........................................................  5.50     12/01/23      9,714,800
 10,000      East Bay Municipal Utility District, California, Water Refg Ser
              1993 (MBIA) ....................................................  5.00     06/01/21      9,115,900
 10,000      Los Angeles, California, Wastewater Ser 1994-A (MBIA) ...........  5.875    06/01/24     10,169,400
             Massachusetts Water Resources Authority,
 10,000       Refg 1992 Ser B ................................................  5.50     11/01/15      9,818,100
 10,000       1993 Ser C .....................................................  5.25     12/01/15      9,701,000
 10,000       1996 Ser A (FGIC) ..............................................  5.50     11/01/21      9,802,100
  4,000      Detroit, Michigan, Sewage Refg Ser 1993-A (FGIC) ................  5.70     07/01/13      4,068,320
  5,000      New York City Municipal Water Finance Authority, New York, 1994
              Ser B ..........................................................  5.30     06/15/06      5,097,350
  5,000      Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) ...  5.50     06/15/15      4,943,700
------------                                                                                        --------------
 94,000                                                                                               92,127,470
------------                                                                                        --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE          VALUE
 -----------------------------------------------------------------------------------------------------------------
             Other Revenue (1.0%)
     $3,500  Denver, Colorado, Excise Tax Ser 1985 A .........................  5.00 %   11/01/08       $3,449,180
      5,000  New York Local Government Assistance Corporation, Ser 1994 A ....  5.50     04/01/17        5,011,500
      3,000  Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA) .  5.50     07/01/11        3,016,920
------------                                                                                        --------------
     11,500                                                                                             11,477,600
------------                                                                                        --------------
             Refunded (11.7%)
      5,000  Central Coast Water Authority, California, Ser 1992 (AMBAC) .....  6.60     10/01/02++      5,615,150
      9,000  Los Angeles Convention and Exhibition Center Authority,
              California, Ser 1985 COPs ......................................  9.00     12/01/05++     11,782,170
      6,000  Connecticut Health & Educational Facilities Authority, Yale-New
              Haven Hospital Ser F (MBIA) ....................................  7.10     07/01/00++      6,570,600
      2,500  Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) .............  6.875    10/01/22        2,906,400
      9,790  Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
              Ser 1992 A .....................................................  6.50     06/15/03++     10,926,032
      8,000  Massachusetts, 1994 Ser C (FGIC) ................................  6.75     11/01/04++      9,090,640
     14,000  New York State Dormitory Authority, Suffolk County Judicial Ser
              1986 (ETM) .....................................................  7.375    07/01/16       16,802,660
      6,000  New York State Environmental Facilities Corporation, Huntington
              1989 Ser A (AMT) ...............................................  7.50     10/01/99+++     6,446,280
     25,000  Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS .........  0.00 +   07/01/03++     24,980,750
      5,000  Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) ...........  5.00     06/01/15        4,806,350
     28,000  Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital System Inc/Inova Health Ser 1991 ..............  6.801    08/29/01++     30,983,680
------------                                                                                        --------------
    118,290                                                                                            130,910,712
------------                                                                                        --------------
  1,016,084  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $944,228,954) ....................... 1,015,983,431
------------                                                                                        --------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.8%)
     17,800  Dade County Health Facilities Authority, Florida, Miami
              Childrens Hospital
              Ser 1990 (Demand 07/01/97) .....................................  4.20 *   09/01/20       17,800,000
     11,000  East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
              (Demand 07/01/97) ..............................................  4.10 *   11/01/19       11,000,000
     25,900  Missouri Health & Educational Facilities Authority, Washington
              University
              Ser 1996 D (Demand 07/01/97) ...................................  4.10 *   02/01/30       25,900,000
     23,100  Harris County Health Facilities Development Corporation, Texas,
              Methodist Hospital Ser 1994 (Demand 07/01/97) ..................  4.15 *   12/01/25       23,100,000
      9,410  Washington Health Care Facilities Authority, Fred Hutchinson
              Cancer Center
              Ser 1996 (Demand 07/01/97) .....................................  4.10 *   01/01/23        9,410,000
------------                                                                                        --------------
     87,210  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $87,210,000) .......    87,210,000
------------                                                                                        --------------
 $1,103,294  TOTAL INVESTMENTS (Identified Cost $1,031,438,954) (a) ...................    98.3%     1,103,193,431
============
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................    1.7          18,761,803
                                                                                       ------------ --------------
             NET ASSETS ...............................................................   100.0%    $1,121,955,234
                                                                                       ============ ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

[FN]
------------
AMT          Alternative Minimum Tax.
BIGS         Bond Income Growth Security.
COPs         Certificates of Participation.
ETM          Escrowed to Maturity.
GAINS        Growth and Income Security.
+            Zero coupon; will convert to 10.00% on July 1, 2000.
++           Prerefunded to call date shown.
+++          Refunded to call date shown by forward delivery contract.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $73,554,611 and the aggregate gross unrealized depreciation is $1,800,134, resulting in a net unrealized appreciation of $71,754,477.


Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.


Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets
June 30, 1997


Alabama           1.8%   Louisiana         1.0%   North Carolina    3.0%
Alaska            4.0    Maryland          1.1    Ohio              3.3
Arizona           3.2    Massachusetts     6.9    Pennsylvania      2.7
Arkansas          0.3    Michigan          1.4    Puerto Rico       1.3
California        5.1    Minnesota         0.8    South Carolina    1.4
Colorado          0.3    Mississippi       1.6    Tennessee         2.0
Connecticut       2.1    Missouri          4.1    Texas             7.6
Florida           3.1    Nebraska          0.6    Utah              3.5
Georgia           3.8    Nevada            1.8    Virginia          4.5
Hawaii            0.5    New Hampshire     1.3    Washington        4.1
Illinois          2.1    New Jersey        2.1    Wisconsin         1.6
Indiana           0.9    New Mexico        0.6                   ------
Kentucky          3.6    New York          9.2    Total            98.3%
                                                                 ======


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)


 ASSETS:
Investments in securities, at value
 (identified cost $1,031,438,954)............................ $1,103,193,431
Cash.........................................................      3,121,503
Receivable for:
  Interest...................................................     15,966,001
  Shares of beneficial interest sold.........................      1,024,875
  Investment sold............................................         27,921
Prepaid expenses and other assets............................         58,886
                                                             --------------
  TOTAL ASSETS...............................................  1,123,392,617
                                                             --------------
LIABILITIES:
Payable for:
  Dividends to shareholders..................................        665,159
  Investment management fee..................................        419,847
  Shares of beneficial interest repurchased..................        227,563
Accrued expenses ............................................        124,814
                                                             --------------
  TOTAL LIABILITIES..........................................      1,437,383
                                                             --------------
NET ASSETS:
Paid-in-capital..............................................  1,047,215,076
Net unrealized appreciation..................................     71,754,477
Accumulated undistributed net investment income  ............         16,350
Accumulated undistributed net realized gain..................      2,969,331
                                                             --------------
  NET ASSETS................................................. $1,121,955,234
                                                             ==============
NET ASSET VALUE PER SHARE,
 95,208,514 shares outstanding (unlimited shares authorized
 of
 $.01 par value).............................................  $11.78
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)* ...........  $12.27


------------

* On sales of $25,000 or more the offering price is reduced.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.........................  $33,641,367
                                        -------------
EXPENSES
Investment management fee...............    2,484,801
Transfer agent fees and expenses .......      188,661
Professional fees.......................       30,851
Shareholder reports and notices.........       29,077
Custodian fees..........................       23,260
Registration fees.......................       21,662
Trustees' fees and expenses.............        7,978
Other...................................       17,116
                                        -------------
  TOTAL EXPENSES .......................    2,803,406
  LESS: EXPENSE OFFSET .................      (23,213)
                                        -------------
  NET EXPENSES..........................    2,780,193
                                        -------------
  NET INVESTMENT INCOME.................   30,861,174
                                        -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain.......................    3,148,730
Net change in unrealized appreciation ..   (2,230,347)
                                        -------------
  NET GAIN..............................      918,383
                                        -------------
NET INCREASE............................  $31,779,557
                                        =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        JUNE 30, 1997  DECEMBER 31, 1996
------------------------------------------------------ -------------- -----------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................. $   30,861,174  $   68,165,561
Net realized gain......................................      3,148,730       2,959,135
Net change in unrealized appreciation..................     (2,230,347)    (29,830,436)
                                                       -------------- -----------------
  NET INCREASE ........................................     31,779,557      41,294,260
                                                       -------------- -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................    (30,844,824)    (68,543,874)
Net realized gain......................................       (342,107)     (8,374,759)
                                                       -------------- -----------------
  TOTAL................................................    (31,186,931)    (76,918,633)
                                                       -------------- -----------------
Net decrease from transactions in shares of beneficial
 interest..............................................    (68,671,382)    (99,650,138)
                                                       -------------- -----------------
  NET DECREASE.........................................    (68,078,756)   (135,274,511)
NET ASSETS:
Beginning of period....................................  1,190,033,990   1,325,308,501
                                                       -------------- -----------------
  END OF PERIOD
  (Including undistributed net investment of income of
  $16,350 and $0, respectively) ....................... $1,121,955,234  $1,190,033,990
                                                       ============== =================


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES


The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1997 aggregated $53,278,800 and $175,094,891, respectively.


Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $44,000.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,208. At June 30, 1997, the Fund had an accrued pension liability of $47,549 which is included in accrued expenses in the Statement of Assets and Liabilities.


Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Distributor has informed the Fund that for the six months ended June 30, 1997, it received approximately $357,000 in commissions from the sale of the Fund's shares. Such commissions are deducted from the proceeds of the Fund's shares and are not an expense of the Fund.


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                   FOR THE YEAR
                                                      MONTHS ENDED                      ENDED
                                                      JUNE 30, 1997               DECEMBER 31, 1996
                                             ----------------------------- ------------------------------
                                                       (UNAUDITED)
                                                 SHARES         AMOUNT          SHARES         AMOUNT
                                             ------------- --------------- -------------- ---------------
Sold ......................................     1,273,577    $ 13,065,247      3,179,464    $  37,259,996
Reinvestment of dividends and distributions     1,268,200      16,660,932      3,684,669       43,078,883
                                             ------------- --------------- -------------- ---------------
                                                2,541,777      29,726,179      6,864,133       80,338,879
Repurchased ...............................    (8,416,824)    (98,397,561)   (15,389,992)    (179,989,017)
                                             ------------- --------------- -------------- ---------------
Net decrease ..............................    (5,875,047)   $(68,671,382)    (8,525,859)   $ (99,650,138)
                                             ============= =============== ============== ===============

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $146,000 during fiscal 1996.

As of December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

6. SUBSEQUENT EVENTS


On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997.

On June 30, 1997, the Board of Trustees of the Fund and of Dean Witter National Municipal Trust ("National Municipal") approved a reorganization plan whereby National Municipal would be merged into the Fund. This plan is subject to the consent of National Municipal shareholders. If approved, the assets of National Municipal would be combined with those of the Fund and shareholders of National Municipal would become shareholders of the Fund, receiving shares equal to the value of their holdings in National Municipal.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                          FOR THE SIX                  THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED   ----------------------------------------------------
                                          JUNE 30, 1997     1996      1995       1994       1993      1992
-------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...     $11.77        $12.09     $11.01     $12.41     $11.88    $11.65
                                        --------------- ---------- ---------- ---------- ---------- ---------
Net investment income ..................       0.32          0.65       0.67       0.70       0.77      0.79
Net realized and unrealized gain
 (loss).................................       0.01         (0.24)      1.19      (1.37)      0.54      0.23
                                        --------------- ---------- ---------- ---------- ---------- ---------
Total from investment operations .......       0.33          0.41       1.86      (0.67)      1.31      1.02
                                        --------------- ---------- ---------- ---------- ---------- ---------
Less dividends and distributions from:
 Net investment income..................      (0.32)        (0.65)     (0.67)     (0.70)     (0.77)    (0.79)
 Net realized gain......................         --*        (0.08)     (0.11)     (0.03)     (0.01)     --
                                        --------------- ---------- ---------- ---------- ---------- ---------
Total dividends and distributions ......      (0.32)        (0.73)     (0.78)     (0.73)     (0.78)    (0.79)
                                        --------------- ---------- ---------- ---------- ---------- ---------
Net asset value, end of period..........     $11.78        $11.77     $12.09     $11.01     $12.41    $11.88
                                        =============== ========== ========== ========== ========== =========
TOTAL INVESTMENT RETURN+ ...............       2.79%(1)      3.61%     17.37%     (5.55)%    11.23%     9.09%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................       0.49%(2)      0.48%      0.48%      0.47%      0.47%     0.49%
Net investment income...................       5.43%(2)      5.52%      5.76%      6.02%      6.23%     6.74%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions .      $1,122       $1,190     $1,325     $1,295     $1,582    $1,323
Portfolio turnover rate.................          5%(1)        18%        21%        16%        13%        4%



------------
*       The Fund paid a capital gain distribution of $0.004.
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo                                   DEAN WITTER
Edwin J. Garn                                            TAX-EXEMPT
John R. Haire                                            SECURITIES
Dr. Manuel H. Johnson                                    TRUST
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 1997